Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Cost of revenues	¥ 862,353,992	$ 132,161,531	¥ 901,787,168	¥ 2,735,428,296
Sales and marketing	¥ 293,282,118	$ 44,947,451	¥ 280,615,518	540,550,282
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				58,835,038
Sales and marketing				32,542,281
Zhima Credit Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				9,265,375
Alibaba Cloud Computing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				30,297,435
Ant Zhixin (Hangzhou) Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				1,095,684
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Cost of revenues				42,900,685
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				5,216,614
Total cost of revenues [Member]
Related Party Transaction [Line Items]
Cost of revenues				¥ 147,610,831